Sale of Securities	9 Months Ended
Sep. 30, 2023
Sale Of Securities
Sale of Securities

(9) Sale of Securities

Private Placement

On August 11, 2023, the Company entered into a Securities Purchase Agreement with WFIA and issued, in a private placement priced at the market under Nasdaq rules 91,158 shares of its common stock at a purchase price per share of $10.97, resulting in gross proceeds to the Company of approximately $1.0 million. Peter Werth, a member of the Company’s Board of Directors, is the manager of WFIA.

Public Offering

On September 11, 2023, the Company entered into a Securities Purchase Agreement with an institutional investor (September 2023 Offering) pursuant to which the Company issued 86,000 shares of its common stock at a combined price of $11.55 per share and accompanying Series A and Series B warrants and pre-funded warrants (Pre-Funded Warrants) to purchase up to an aggregate of 260,261 shares of its common stock at a combined purchase price of $11.55 per Pre-Funded Warrant, and accompanying Series A and Series B warrants, which represents the public offering price for the common stock less the $0.002 per share exercise price per share for each Pre-Funded Warrant. The September 2023 Offering closed on September 13, 2023. The Pre-Funded Warrants are exercisable at any time after the date of issuance and have no expiration date. The holder of Pre-Funded Warrants may not exercise the warrants if the holder, together with its affiliates, would beneficially own more than 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise. The September 2023 Offering resulted in gross proceeds to the Company of $3,999,480 before deducting $688,929 of placement agent fees and other offering expenses. See Note 10 for a description of Series A and Series B warrants issued in the September 2023 Offering.

Conversion of Related Party Note

On September 8, 2023, the Company issued WFIA Pre-Funded Warrants to purchase 341,912 shares of the Company’s common stock as part of the Note Conversion Agreement, as described in Note 7. The WFIA Pre-Funded Warrants have no expiration date and are exercisable immediately at an exercise price of $0.002 per share, to the extent that after giving effect to such exercise, WFIA and its affiliates would beneficially own, for purposes of Section 13(d) of the Exchange Act, no more than 19.99% of the outstanding shares of common stock of the Company.

Purchase Agreement with Lincoln Park

In April 2023, the Company entered into a purchase agreement (LP Purchase Agreement) and a registration rights agreement (Registration Rights Agreement) with Lincoln Park Capital Fund, LLC (Lincoln Park). Pursuant to the terms of the LP Purchase Agreement, Lincoln Park has agreed to purchase from the Company up to $12 million of the Company’s common stock subject to certain limitations and satisfaction of the conditions set forth in the LP Purchase Agreement. Pursuant to the terms of the Registration Rights Agreement, the Company filed with the SEC a registration statement to register for resale under the Securities Act 225,000 shares of common stock that have been or may be issued to Lincoln Park under the LP Purchase Agreement.

Pursuant to the terms of the LP Purchase Agreement, at the time the Company signed the LP Purchase Agreement and the Registration Rights Agreement, the Company issued 18,402 shares of common stock to Lincoln Park as consideration for its commitment to purchase shares of common stock under the LP Purchase Agreement. The commitment shares were valued at $400,409 and recorded as an addition to equity for the issuance of the common stock and treated as a reduction to equity as a cost of capital to be raised under the LP Purchase Agreement.

During the quarter ended September 30, 2023, the Company sold 12,000 shares of common stock under the LP Purchase Agreement, for net proceeds of $196,167. During the nine months ended September 30, 2023, the Company sold 25,500 shares of common stock under the LP Purchase Agreement, for net proceeds of $450,427.

At the Market Offering

In January 2023, the Company entered into an At The Market Offering Agreement (ATM Agreement) with H.C. Wainwright & Co., LLC (HCW) pursuant to which the Company may issue and sell, from time to time, shares of the Company’s common stock having an aggregate offering price of up to $4.97 million in at-the-market offerings sales. HCW will act as sales agent and will be paid a 3% commission on each sale under the ATM Agreement. The Company’s common stock will be sold at prevailing market prices at the time of the sale, and, as a result, prices will vary. During the quarter ended September 30, 2023, the Company sold 76,943 shares of common stock under the ATM Agreement, for net proceeds of $1,595,429. During the nine months ended September 30, 2023, the Company sold 82,410 shares of common stock under the ATM agreement, for net proceeds of $1,696,407.